Financial debt - Reconciliation of liabilities arising from financing activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial debt
Begining Balance	$ 5,037,600	$ 5,249,024	$ 4,047,937
Changes that represent cash flows
Proceeds from borrowings	4,839,000	3,370,400	5,378,915
Principal payment on loans	(4,808,163)	(3,588,067)	(4,246,100)
Changes that do not represent cash flows
Others	(139,830)	6,243	68,272
Ending Balance	$ 4,928,607	$ 5,037,600	$ 5,249,024